Financial Instruments (Hierarchical Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 41,636,000	$ 31,980,000
Funded landfill post-closure costs, Fair Value	11,365,000	10,690,000
Fair value of interest rate swaps - assets	5,315,000	19,199,000
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of interest rate swaps - liabilities	(23,215,000)	(19,733,000)
Fair value of wood waste supply agreement - liabilities	0	(806,000)
Fair value of foreign currency exchange agreements - liabilities	0	0
Total Fair Value Net Asset Liability	31,717,000	44,149,000
Commodity Contract [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps - assets	0	2,819,000
Fair value of commodity swaps - liabilities	(3,384,000)	0
Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	41,636,000	31,980,000
Funded landfill post-closure costs, Fair Value	11,365,000	10,690,000
Total Fair Value Net Asset Liability	53,001,000	42,670,000
Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate swaps - assets	5,315,000	19,199,000
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of interest rate swaps - liabilities	(23,215,000)	(19,733,000)
Fair value of foreign currency exchange agreements - liabilities	0	0
Total Fair Value Net Asset Liability	(17,900,000)	(534,000)
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of wood waste supply agreement - liabilities	0
Total Fair Value Net Asset Liability	(3,384,000)
Fair Value, Inputs, Level 3 [Member] | Commodity Contract [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps - assets	0
Fair value of commodity swaps - liabilities	(3,384,000)
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of wood waste supply agreement - liabilities		(806,000)
Total Fair Value Net Asset Liability		2,013,000
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member] | Commodity Contract [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps - assets		2,819,000
Fair value of commodity swaps - liabilities		$ 0